Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 401.7%
U.S. Treasury Bill, 3.67%, 6/25/2026 (a)(b)
(Cost $118,984,149) ...................................................... $ 120,000,000 $ 118,984,722
Shares
U.S. Exchange-Traded Funds – 90.8%
Alternative Funds - 90.8%
iShares Bitcoin Trust ETF*(c)(d)
(Cost $42,644,518) ....................................................... 700,000 26,894,000
Money Market Fund – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $103,800) .......................................................... 103,800 103,800
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 88 64,680,000 440
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 22 15,840,000 1,210
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 55 40,012,500 2,475
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 27 19,926,000 878
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 28 20,440,000 26,600
31,603
Total Purchased Options (Cost $627,375) ............................................. 31,603
Total Investments – 493.0%
(Cost $162,359,842) ............................................................ $ 146,014,125
Liabilities in Excess of Other Assets – (393.0)% ........................................ (116,393,881)
Net Assets – 100.0% ............................................................. $ 29,620,244
* Non Income Producing
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $118,983,600 has been pledged as collateral for reverse repurchase agreements as of March 31, 2026.
(c) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(d) Securities with an aggregate market value of $20,266,550 have been pledged as collateral for options as of March 31, 2026.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.

Simplify Bitcoin Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
At March 31, 2026, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 3.90% 3/31/2026 4/2/2026 $ 116,588,991 $ 116,588,991
$ 116,588,991 $ 116,588,991